Leases - Schedule of Finance and Operating Lease Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Current
Operating	$ 0	$ 0	$ 0	$ 0
Finance	1	1	1	1
Long-term
Operating	$ 2,141	$ 2,262		$ 2,454
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Operating Lease Right Of Use Asset Non Current	Operating Lease Right Of Use Asset Non Current		Operating Lease Right Of Use Asset Non Current
Finance	$ 31	$ 43		$ 96
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Finance Lease Right Of Use Asset Non Current	Finance Lease Right Of Use Asset Non Current		Finance Lease Right Of Use Asset Non Current
Total right-of-use assets	$ 2,173	$ 2,306		$ 2,551
Current
Operating	216	222	229	205
Finance	33	6	6	377
Noncurrent
Operating	2,006	2,111	2,222	2,300
Finance	63	94	$ 96	98
Total lease liabilities	$ 2,318	$ 2,433		$ 2,980